Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Segment information [Abstract]
Revenues from external customers by product and by geographic region
The following table summarizes total revenues from external customers by product and by geographic region, based on the location of the customer. Revenues represent the revenue from the Group for the full year (the prior year revenues include revenue from Aegerion, with acquired products and additional regions, from September 24, 2019 onward).

	December 31, 2020
	U.S.	EMEA	Other	Total
	US$’000	US$’000	US$’000	US$’000
Metreleptin	60,568	32,494	13,810	106,872
Lomitapide	37,317	26,144	11,289	74,750
Other	—	763	222	985
Total revenue	97,885	59,401	25,321	182,607

	December 31, 2019
	U.S.	EMEA	Other	Total
	US$’000	US$’000	US$’000	US$’000
Metreleptin	14,944	8,048	2,096	25,088
Lomitapide	10,616	18,985	2,659	32,260
Other	—	671	105	776
Total revenue	25,560	27,704	4,860	58,124

	December 31, 2018
	U.S.	EMEA	Other	Total
	US$’000	US$’000	US$’000	US$’000
Metreleptin	—	—	—	—
Lomitapide	—	15,132	978	16,110
Other	—	928	57	985
Total revenue	—	16,060	1,035	17,095